Taxes (Details) $ / shares in Units, ¥ in Millions	1 Months Ended				6 Months Ended				24 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2019	Nov. 30, 2018	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2022 CNY (¥)
Taxes [Line Items]
Assessable profits amount (in Dollars) | $							$ 2,000,000
Income tax rate	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Taxable income (in Yuan Renminbi)						¥ 1
Enterprise Income Tax					5.00%	5.00%	5.00%			2.50%
Interest rate					3.65%	3.65%	3.65%
Corporate income taxes, description					The corporate income taxes for the six months ended March 31, 2023 and 2022 were reported at a reduced rate for both Changzhou Zhongjin and Taizhou Zhongjin for being approved as HNTEs and enjoying a reduced income tax rate at 15% instead of 25%, and Zhongjin Jing’ao is qualified as a small-scale minimal profit enterprise for a further reduced income tax rate of 2.5%. The impact of the tax holidays noted above decreased the Company’s income taxes by $195,135 and $149,628 for the six months ended March 31, 2023 and 2022, respectively. The effect of the tax holidays on net income per share (basic and diluted) was $0.03 and $0.02 for the six months ended March 31, 2023 and 2022, respectively.	The corporate income taxes for the six months ended March 31, 2023 and 2022 were reported at a reduced rate for both Changzhou Zhongjin and Taizhou Zhongjin for being approved as HNTEs and enjoying a reduced income tax rate at 15% instead of 25%, and Zhongjin Jing’ao is qualified as a small-scale minimal profit enterprise for a further reduced income tax rate of 2.5%. The impact of the tax holidays noted above decreased the Company’s income taxes by $195,135 and $149,628 for the six months ended March 31, 2023 and 2022, respectively. The effect of the tax holidays on net income per share (basic and diluted) was $0.03 and $0.02 for the six months ended March 31, 2023 and 2022, respectively.	The corporate income taxes for the six months ended March 31, 2023 and 2022 were reported at a reduced rate for both Changzhou Zhongjin and Taizhou Zhongjin for being approved as HNTEs and enjoying a reduced income tax rate at 15% instead of 25%, and Zhongjin Jing’ao is qualified as a small-scale minimal profit enterprise for a further reduced income tax rate of 2.5%. The impact of the tax holidays noted above decreased the Company’s income taxes by $195,135 and $149,628 for the six months ended March 31, 2023 and 2022, respectively. The effect of the tax holidays on net income per share (basic and diluted) was $0.03 and $0.02 for the six months ended March 31, 2023 and 2022, respectively.
Income tax (in Dollars) | $					$ 195,135			$ 149,628
Tax holidays net income per share (in Dollars per share) | $ / shares					$ 0.03			$ 0.02
Deferred tax assets percentage					100.00%	100.00%	100.00%
Minimum [Member]
Taxes [Line Items]
Income tax rate					2.50%	2.50%	2.50%
Portion amount (in Yuan Renminbi)										¥ 1
Maximum [Member]
Taxes [Line Items]
Portion amount (in Yuan Renminbi)										¥ 3
Enterprise Income Tax [Member]
Taxes [Line Items]
Income tax rate					25.00%	25.00%	25.00%
Hong Kong [Member]
Taxes [Line Items]
Tax rate					8.25%	8.25%	8.25%
Assessable profits amount (in Dollars) | $							$ 2,000,000
Assessable profits percentage					16.50%	16.50%	16.50%
Enterprise Income Tax [Member]
Taxes [Line Items]
Interest rate										10.00%
Changzhou Zhongjin [Member]
Taxes [Line Items]
Income tax rate					15.00%	15.00%	15.00%
Taizhou Zhongjin [Member]
Taxes [Line Items]
Income tax rate					25.00%	25.00%	25.00%
Forecast [Member] | Maximum [Member]
Taxes [Line Items]
Taxable income (in Yuan Renminbi)									¥ 3
Zhongjin Jing’ao [Member] | Forecast [Member] | Enterprise Income Tax [Member]
Taxes [Line Items]
Income tax rate									5.00%